Note 17 - Trade and Other Receivables - Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Trade receivables	$ 6,193	$ 5,899	$ 5,333	$ 5,248
Trade receivable, 0-90 days [Member]
Statement Line Items [Line Items]
Trade receivables	6,093	5,765	5,326	5,092
Trade Receivables, Greater than 90 Days [Member]
Statement Line Items [Line Items]
Trade receivables	$ 100	$ 134	$ 7	$ 156